SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended
Dec. 31, 2022
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

16.   SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the periods ended December 31, 2022 and 2021, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

The increase in sales and purchases with joint ventures compared to the same period of the previous year is due to an incremental sale of micro-beaded fertilizers due to more competitive prices compared to competing commodity fertilizers.

		Value of transactions for the period ended
Party	Transaction type	12/31/2022	12/31/2021
Joint ventures and associates	Sales and services	23,433,292	10,839,406
Joint ventures and associates	Purchases of goods and services	(43,850,427)	(29,026,646)
Key management personnel	Salaries, social security benefits and other benefits	(3,263,996)	(1,677,312)
Key management personnel	Sales and services	362,017	-
Shareholders and other related parties	Sales of goods and services	343,873	313,432
Shareholders and other related parties	Purchases of goods and services	(305,061)	(2,441,710)
Shareholders and other related parties	In-kind contributions	1,434,802	437,780
Parent company and related parties to Parent (Note 8.6)	Interest expenses	(299,468)	(415,812)
Total		(22,144,968)	(21,970,862)

		Amounts receivable from related parties
Party	Transaction type	12/31/2022	06/30/2022
Shareholders and other related parties	Trade debtors	—	640,258
Shareholders and other related parties	Other receivables	2,093,157	1,182
Joint ventures and associates	Trade debtors	1,211,435	22,429
Joint ventures and associates	Other receivables	5,112,378	2,987,765
Total		8,416,970	3,651,634

		Amounts payable to related parties
Party	Transaction type	12/31/2022	06/30/2022
Parent company and related parties to Parent	Trade creditors	(88,739)	(670,730)
Parent company and related parties to Parent	Net loans payables	(6,535,306)	(6,657,266)
Key management personnel	Salaries, social security benefits and other benefits	(335,916)	(281,347)
Shareholders and other related parties	Trade and other payables	(56,732)	(44,579)
Joint ventures and associates	Trade creditors	(46,901,927)	(29,082,325)
Total		(53,918,620)	(36,736,247)